Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,156,995)	$ (2,068,061)	$ (1,217,086)
Adjustments to reconcile net loss to net cash used in operating activities:
Allowance (reversal) for credit loss	7,952	(165,288)	179,038
Write-downs of inventories	103,629	153,938	310,159
Depreciation of property, plant and equipment	459,116	348,485	299,611
Amortization of intangible assets	13,824	17,270	20,915
Depreciation and amortization of real estate properties for lease	3,351	113,599	123,738
Amortization of operating lease right-of-use asset	58,270	58,538	57,387
Amortization of financing lease right-of-use asset	8,407	25,150	26,463
Gain from the disposal of property, plant and equipment			(4,991)
Gain from the disposal of financing lease right-of-use asset		(18,994)
Amortization of Convertible Note issuance cost	15,285
Changes in operating assets and liabilities:
Accounts and note receivable	(103,696)	441,246	(260,739)
Inventories	(45,090)	(289,309)	3,282
Prepaid expenses and other current assets	113,968	(144,005)	394,911
Other non-current assets		32,406	34,976
Accounts payable	114,801	99,350	(95,251)
Accrued expenses and other current liabilities	(606,472)	174,840	62,378
Amounts due from related parties		(14,674)
Operating lease liabilities	(58,271)	(57,413)	(57,387)
Other non-current liabilities	(40,684)	(30,463)	(7,267)
Net cash used in operating activities	(3,112,605)	(1,323,385)	(129,863)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(33,951)	(752,868)	(433,552)
Proceeds from disposal of property, plant and equipment			5,424
Proceeds from disposal of financing lease right-of-use asset		30,167
Loan to a third party	(500,986)
Loan to a related party	(300,000)	(575,000)
Net cash used in investing activities	(834,937)	(1,297,701)	(428,128)
CASH FLOWS FORM FINANCING ACTIVITIES
Reverse recapitalization	236,017
Proceeds from Convertible Note	6,564,196
Repayments of Convertible Note	(4,864,016)
Proceeds from bank borrowings	3,902,331	2,732,935	2,021,099
Repayments of bank borrowings	(3,905,110)	(1,313,504)	(1,382,075)
Proceeds from Long-term bank borrowings		847,422
Repayments of Long-term bank borrowings	(4,330)	(320,231)	(148,610)
Repayments of amounts due to shareholders			(234,928)
Repayments of financing lease liabilities		(18,398)	(29,038)
Proceeds from borrowings from related parties	939,297	412,935	117,464
Repayment of borrowings from related parties	(262,860)	(134,908)	(354,745)
Proceeds from borrowings from third parties	122,295
Proceeds from financing sale and leaseback	1,426,385	422,956	371,459
Repayments of financing sale and leaseback	(564,670)	(359,991)	(382,847)
Proceeds from a vehicle mortgage loan			29,722
Repayments of a vehicle mortgage loan	(7,505)	(15,255)	(7,019)
Proceeds from capital contribution		882,000	605,213
Net cash provided by financing activities	3,582,030	3,135,961	605,695
Effect of exchange rate changes	34,814	(7,455)	(124,134)
Net change in cash and cash equivalents	(330,698)	507,420	(76,430)
Cash and cash equivalents, beginning of the year	924,428	417,008	493,438
Total cash and restricted cash in the statement of cash flow	593,730	924,428	417,008
Reconciliation of cash and restricted cash
Cash	542,591	924,428	417,008
Restricted cash	51,139
Supplemental disclosures of cash flow information:
Income tax paid
Interest expense paid	269,855	215,073	216,936
Supplemental disclosures of non-cash activities:
Reclassification of long-term and short-term borrowings	458,978	445,831	297,220
Shareholders’ debt offset against payment of shares of a subsidiary			100,806
Related parties’ debt offset against payment of shares of a subsidiary			369,624
Related parties’ debt offset against payment of shares of a subsidiary			1,627,729
Shares issued for the acquisition of non-controlling interest		573,032
Real estate properties reclassified (to) from property, plant and equipment	(1,896,614)	(325,385)	(222,322)
Real estate properties reclassified (to) from intangible assets	$ (249,721)	$ (45,158)	$ (19,936)